UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/18

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

General Treasury and Agency Money Market Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

General Treasury and Agency Money Market Fund

SEMIANNUAL REPORT May 31, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General Treasury and Agency Money Market Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for General Treasury and Agency Money Market Fund, covering the six-month period from December 1, 2017 through May 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes have caused volatility to increase substantially during 2018. As a result, U.S. stocks generally have produced mildly positive returns while bonds have lost a degree of value over the first five months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce solidly positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market produced roughly flat total returns or lost a degree of value when short-term interest rates climbed and inflation expectations increased.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain strong. Continued economic growth, a robust labor market, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
June 15, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2017 through May 31, 2018, as provided by Thomas Riordan, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2018, General Treasury and Agency Money Market Fund’s Class A shares produced an annualized yield of 0.82%, Class B shares yielded 0.56%, and Dreyfus Class shares yielded 1.02%. Taking into account the effects of compounding, the fund’s Class A shares, Class B shares, and Dreyfus Class shares produced annualized effective yields of 0.82%, 0.57%, and 1.02%, respectively.1

Yields of money market instruments climbed over the reporting period in response to two increases in short-term interest rates from the Federal Reserve Board (the “Fed”).

The Fund’s Investment Approach

The fund seeks a high level of current income consistent with stability of principal. The fund pursues its investment objective by investing only in U.S. Treasury securities, repurchase agreements collateralized solely by U.S. Treasury securities or securities issued by U.S. government agencies that are backed by the full faith and credit of the U.S. government, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a “government money market fund,” as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities or securities issued by U.S. government agencies that are backed by the full faith and credit of the U.S. government (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash or repurchase agreements collateralized by cash), and typically invests exclusively in such securities.

Less Accommodative Monetary Policy Boosted Interest Rates

The fall of 2017 saw a continued economic expansion, robust labor market gains, and rising short-term interest rates as the Fed implemented another interest-rate hike in mid-December, its third of 2017, raising the federal funds rate to between 1.25% and 1.50%. The unemployment rate stood at 4.1% and 175,000 new jobs were created. Retail sales during the holiday season climbed 4.9% compared to the previous year, and investors responded positively to federal tax reform legislation.

In January 2018, 176,000 new jobs were added and the unemployment rate stayed at 4.1%. Corporate earnings growth continued to exceed expectations and hiring activity proved brisk.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

February saw renewed volatility in the financial markets as inflation fears mounted in response to the addition of 324,000 jobs. The unemployment rate stayed steady at 4.1%. Manufacturing activity continued to expand, and consumer confidence remained high.

Heightened volatility in the financial markets persisted in March, when investors reacted nervously to potential new trade tariffs. Job creation trailed off compared to previous months with 155,000 new jobs, but the manufacturing industry posted its strongest job gains in more than three years. The unemployment rate remained at 4.1% for the sixth consecutive month, but consumer confidence fell slightly. The U.S. economy grew at a 2.2% annualized rate over the first quarter of 2018.

In April, the unemployment rate slid to 3.9%, and 175,000 new jobs were added to the workforce. Retail sales grew 0.3% amid persistently strong consumer confidence. In addition, long-term interest rates continued to climb, as the yield on 10-year U.S. Treasury bonds topped 3% for the first time since 2014.

May saw a further decrease in the unemployment rate to 3.8%, its lowest level since December 1969. An estimated 244,000 new jobs were added during the month. Meanwhile, retail sales grew at a faster-than-expected 0.8% rate, even as fuel prices moved sharply higher. The Consumer Price Index and average hourly wages rose 2.8% and 2.7% above year-ago levels, respectively, indicating that inflation is accelerating.

Additional Rate Hikes Expected

Just days after the reporting period’s end, the Fed continued to moderate its accommodative monetary policy by raising the overnight federal funds rate to between 1.75% and 2.00%. The Fed also continued to unwind its balance sheet through the sale of U.S. government securities, and more short-term interest-rate hikes are anticipated over the remainder of 2018 and into 2019.

In the rising interest-rate environment, we have maintained the fund’s weighted average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have retained our longstanding focus on quality and liquidity.

June 15, 2018

1  Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Dreyfus Corporation has no legal obligation to provide financial support to the fund, and you should not expect that The Dreyfus Corporation will provide financial support to the fund at any time.

Although the fund’s board has no current intention to impose a fee upon the sale of shares or temporarily suspend redemptions if the fund’s liquidity falls below certain levels, the board reserves the ability to do so after providing at least 60 days’ prior written notice to shareholders.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Treasury and Agency Money Market Fund from December 1, 2017 to May 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2018
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$3.50	$4.74	$2.50
Ending value (after expenses)	$1,004.10	$1,002.80	$1,005.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2018
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$3.53	$4.78	$2.52
Ending value (after expenses)	$1,021.44	$1,020.19	$1,022.44

† Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, .95% for Class B and .50% for Dreyfus Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2018 (Unaudited)

Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Treasury Bills - 27.7%
7/12/18	1.56	25,000,000	[a]	24,956,010
7/26/18	1.63	25,000,000	[a]	24,938,278
8/2/18	1.64	10,000,000	[a]	9,971,928
Total U.S. Treasury Bills (cost $59,866,216)				59,866,216

U.S. Treasury Floating Rate Notes - 13.9%
6/1/18, 3 Month U.S. T-BILL + .03%	1.93	5,000,000	[b]	5,000,514
6/1/18, 3 Month U.S. T-BILL + .17%	1.97	15,000,000	[b]	15,006,214
6/1/18, 3 Month U.S. T-BILL + .14%	2.00	10,000,000	[b]	10,002,682
Total U.S. Treasury Floating Rate Notes (cost $30,009,410)				30,009,410

Repurchase Agreements - 58.2%
ABN AMRO Bank	1.77	20,000,000		20,000,000
Tri-Party Agreement thru BNY Mellon, dated 5/31/18, due 6/1/18 in the amount of $20,000,983 (fully collateralized by $20,483,763 U.S. Treasuries, 1%-3.88%, due 11/15/18-5/15/47, value $20,400,001)
BNP Paribas	1.78	20,000,000		20,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/31/18, due 6/1/18 in the amount of $20,000,989 (fully collateralized by $19,083,217 U.S. Treasuries (including strips), 0%-5.38%, due 7/15/22-11/15/45, value $20,400,000)

Credit Agricole CIB	1.77	36,000,000		36,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/31/18, due 6/1/18 in the amount of $36,001,770 (fully collateralized by $37,377,864 U.S. Treasuries (including strips), 0%-8.75%, due 6/7/18-5/15/48, value $36,720,001)

Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
Repurchase Agreements - 58.2% (continued)
JPMorgan Chase & Co.	1.78	50,000,000	50,000,000
Tri-Party Agreement thru JPMorgan Chase Bank, dated 5/31/18, due 6/1/18 in the amount of $50,002,472 (fully collateralized by $52,060,000 U.S. Treasuries, 1.38%, due 8/31/20, value $51,000,450)
Total Repurchase Agreements (cost $126,000,000)			126,000,000
Total Investments (cost $215,875,626)		99.8%	215,875,626
Cash and Receivables (Net)		.2%	414,791
Net Assets		100.0%	216,290,417

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	58.2
U.S. Treasury Bills	27.7
U.S. Treasury Floating Rate Notes	13.9
99.8

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $126,000,000) —Note 1(b)	215,875,626	215,875,626
Cash		484,611
Interest receivable		62,442
		216,422,679
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		118,983
Payable for shares of Common Stock redeemed		13,239
Accrued expenses		40
		132,262
Net Assets ($)		216,290,417
Composition of Net Assets ($):
Paid-in capital		216,289,722
Accumulated net realized gain (loss) on investments		695
Net Assets ($)		216,290,417

Net Asset Value Per Share	Class A	Class B	Dreyfus Class
Net Assets ($)	189,480,879	40,000	26,769,538
Shares Outstanding	189,480,651	40,000	26,769,071
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2018 (Unaudited)

Investment Income ($):
Interest Income	1,907,405
Expenses:
Management fee—Note 2(a)	641,007
Distribution fees—Note 2(b)	186,478
Directors’ fees—Note 2(a,d)	10,162
Shareholder servicing costs—Note 2(c)	50
Total Expenses	837,697
Less—Directors’ fees reimbursed by Dreyfus—Note 2(a)	(10,162)
Net Expenses	827,535
Investment Income—Net	1,079,870
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(2,222)
Net Increase in Net Assets Resulting from Operations	1,077,648

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Operations ($):
Investment income—net	1,079,870	826,816
Net realized gain (loss) on investments	(2,222)	2,917
Net Increase (Decrease) in Net Assets Resulting from Operations	1,077,648	829,733
Distributions to Shareholders from ($):
Investment income—net:
Class A	(764,048)	(444,416)
Class B	(113)	(72)
Dreyfus Class	(315,709)	(382,328)
Total Distributions	(1,079,870)	(826,816)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	49,100,915	105,491,885
Class B	-	103,460
Dreyfus Class	343,555,917	408,105,792
Distributions reinvested:
Class A	755,156	435,331
Class B	-	28
Dreyfus Class	142,809	72,177
Cost of shares redeemed:
Class A	(48,419,946)	(164,073,834)
Class B	-	(103,488)
Dreyfus Class	(429,779,974)	(398,341,161)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(84,645,123)	(48,309,810)
Total Increase (Decrease) in Net Assets	(84,647,345)	(48,306,893)
Net Assets ($):
Beginning of Period	300,937,762	349,244,655
End of Period	216,290,417	300,937,762

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

				One Month
Six Months Ended		Year Ended		Ended
Class A Shares	May 31, 2018	November 30,		November 30,	Year Ended October 31,
(Unaudited)		2017	2016	2015[a]	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.004	.002	.000[b]	.000[b]	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income—net	(.004)	(.002)	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.41[c]	.23	.01	.00[c,d]	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[e]	.71	.72	.74[e]	.71	.71	.71
Ratio of net expenses to average net assets	.70[e]	.64	.34	.09[e]	.08	.05	.09
Ratio of net investment income to average net assets	.82[e]	.21	.01	.00[d,e]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	189,481	188,047	246,191	162,028	170,252	122,537	155,847

a The fund has changed its fiscal year end from October 31 to November 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Class B Shares	May 31, 2018	Year Ended November 30,
	(Unaudited)	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.001	.000[b]
Distributions:
Dividends from investment income—net	(.003)	(.001)	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	.28[c]	.08	.01[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[d]	.96	.97[d]
Ratio of net expenses to average net assets	.95[d]	.85	.36[d]
Ratio of net investment income to average net assets	.57[d]	.11	.01[d]
Net Assets, end of period ($ x 1,000)	40	40	40

a From January 4, 2016 (commencement of initial offering) to November 30, 2016.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

				One Month
Six Months Ended		Year Ended		Ended
Dreyfus Class Shares	May 31, 2018	November 30,		November 30,	Year Ended October 31,
(Unaudited)		2017	2016[a]	2015[b]	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.005	.004	.000[c]	.000[c]	.000[c]	.000[c]	.000[c]
Distributions:
Dividends from investment income—net	(.005)	(.004)	(.000)[c]	(.000)[c]	(.000)[c]	(.000)[c]	(.000)[c]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.51[d]	.39	.01	.00[d,e]	.00[e]	.00[e]	.00[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[f]	.51	.51	.54[f]	.51	.51	.51
Ratio of net expenses to average net assets	.50[f]	.49	.33	.10[f]	.08	.05	.09
Ratio of net investment income to average net assets	.90[f]	.40	.01	.00[e,f]	.00[e]	.00[e]	.00[e]
Net Assets, end of period ($ x 1,000)	26,770	112,851	103,013	203,084	175,995	331,596	186,655

a On April 15, 2016, Class R shares were redesignated as Dreyfus Class shares.

b The fund has changed its fiscal year end from October 31 to November 30.

c Amount represents less than $.001 per share.

d Not annualized.

e Amount represents less than .01%.

f Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Treasury and Agency Money Market Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective is to seek a high level of current income consistent with stability of principal. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 1 billion shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B and Dreyfus Class. Class A and Class B shares are designed primarily for people who are investing through a third party financial intermediary, such as a bank, broker-dealer, financial adviser or Retirement Plan.  Both Class A and Class B shares bear a Rule 12b-1 Distribution Plan fee.  Class B shares also bear a Shareholder Services Plan fee.  Dreyfus Class shares are sold to any investor and bear no Distribution Plan or Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

As of May 31, 2018, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all outstanding shares of Class B of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	215,875,626
Level 3 - Significant Unobservable Inputs	-
Total	215,875,626
† See Statement of Investments for additional detailed categorizations.

At May 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the two-year period ended November 30, 2017 and the one-month period ended November 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2017 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at an annual rate of .50% of the value of the fund’s average daily net assets. Out

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, Distribution Plan fees, Shareholder Services Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the periods ended May 31, 2018, fees reimbursed by Dreyfus amounted to $10,162.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class A shares and Class B shares may pay annually up to .25% of the value of their average daily net assets (Class A shares are currently limited by the Board to .20%) attributable to Class A shares and Class B shares to compensate the Distributor for shareholder servicing activities and activities primarily intended to result in the sale of Class A shares and Class B shares. During the period ended May 31, 2018, Class A shares and Class B shares were charged $186,438 and $40, respectively, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan subject to Rule 12b-1 under the Act, pursuant to which the fund pays the Distributor for the provision of certain services to the holders of its Class B shares a fee at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may enter into Shareholder Services Agreements (the “Agreements”) with Service Agents and make payments to Service Agents with respect to these services. During the period ended May 31, 2018, Class B shares were charged $50, pursuant to the Shareholder Services Plan.

The Company and the Distributor may suspend or reduce payments under the Shareholder Services Plan at any time, and payments are subject to the continuation of the Shareholder Services Plan and the Agreements described above. From time to time, the Service Agents, the Distributor and the Company may agree to voluntarily reduce the maximum fees payable under the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $89,245, Distribution Plan fees $32,568 and Shareholder Service Plan fees $9, which are offset against an expense reimbursement currently in effect in the amount of $2,839.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 21-22, 2018, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board considered the relative proximity of the fund’s performance to the Performance Universe median in certain periods when performance was below median.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group median and below the Expense Universe median.

The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was concerned about the fund’s relative performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

For More Information

General Treasury and Agency Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DUIXX Class B: DABXX Dreyfus Class: DUTXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0326SA0518

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 27, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)